Benefit Plans - Estimated Future Pension Benefit Payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 5,010
2014	5,321
2015	5,800
2016	6,780
2017	7,317
2018-2022	45,831
Total	$ 76,059